Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred taxes directly charged to (credited from) equity	₩ (443,279)	₩ (11,005)	₩ 16,175
Valuation gain (loss) on financial assets measured at fair value [member]
Deferred taxes directly charged to (credited from) equity	(502,149)	(4,499)	12,977
Share of other comprehensive gain (loss) of investment in associates and joint ventures [member]
Deferred taxes directly charged to (credited from) equity	(3,813)	(15,628)	292
Valuation gain (loss) on derivatives [member]
Deferred taxes directly charged to (credited from) equity	(7,614)	1,902	5,631
Remeasurement of defined benefit liabilities (assets) [member]
Deferred taxes directly charged to (credited from) equity	4,301	7,266	(2,672)
Gain (loss) on disposal of treasury shares and others [member]
Deferred taxes directly charged to (credited from) equity	₩ 65,996	₩ (46)	₩ (53)